SCHEDULE OF INCOME TAX RATE (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
PRC statutory income tax rate	25.00%	25.00%
Effect of income tax holiday	0.00%	(1.00%)
Tax rate differential on entities not subject to PRC income	(0.50%)	(0.60%)
R&D additional deduction	(1.00%)	(0.50%)
Non-deductible expenses in the PRC	4.20%	(2.70%)
Effective tax rate	27.70%	20.20%